UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine    Westport, CT                    5/17/04
       ------------------------   ------------------------------  ----------
             [Signature]          [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:             $314,241
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number              Name


       1. 28-1839                          ROBERT JAFFEE, GENERAL PARTNER
       2. 28-02944                         DEBORAH ZISKIN, GENERAL PARTNER
       3. 28-7626                          MARGARET EPPRECHT, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
ADOLOR CORP              CMN        00724X102   1205000    80000  SH        SOLE           80000
------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC   CMN        019777101   1320000   275000  SH        SOLE          275000
------------------------------------------------------------------------------------------------------------
AMLYN
 PHARMACEUTICALS INC     CMN        032346108   9476000   400000  SH        SOLE          400000
------------------------------------------------------------------------------------------------------------
AIR PRODUCTS &
 CHEMICALS INC           CMN        009158106   6140000   122500  SH        SOLE          122500
------------------------------------------------------------------------------------------------------------
APPLEBEES INTERNATIONAL  CMN        037899101   2064000    50000  SH        SOLE           50000
------------------------------------------------------------------------------------------------------------
AXONYX INC               CMN        05461R101   3624000   555000  SH        SOLE          555000
------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICAL INC  CMN        09062X103   6950000   125000  SH        SOLE          125000
------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANT CMN        12189T104   9450000   300000  SH        SOLE          300000
------------------------------------------------------------------------------------------------------------
BP P.L.C.             SPONSORED
                         ADR        055622104  15722000   307069  SH        SOLE          307069
------------------------------------------------------------------------------------------------------------
CATERPILLAR INC          CMN        149123101  15814000   200000  SH        SOLE          200000
------------------------------------------------------------------------------------------------------------
COMCAST CORPORATION     CLASPL      20030N200   5673000   203684  SH        SOLE          203684
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC          CMN        141705103  10166000   305741  SH        SOLE          305741
------------------------------------------------------------------------------------------------------------
CANADIAN NATL RAILWAY CO CMN        136375102   6556000   166700  SH        SOLE          166700
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION INC    CLA        224044107   9657000   305605  SH        SOLE          305605
------------------------------------------------------------------------------------------------------------
EDWARDS LIFESCIENCES CP  CMN        28176E108   3287000   102871  SH        SOLE          102871
------------------------------------------------------------------------------------------------------------
FLAMEL
 TECHNOLOGIES SA       SPONSORED
                         ADR        338488109   6661000   257177  SH        SOLE          257177
------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO          CMN        369604103  15260000   500000  SH        SOLE          500000
------------------------------------------------------------------------------------------------------------
LIBERY MEDIA CORP      CMN SERA     530718105  16897000  1543061  SH        SOLE         1543061
------------------------------------------------------------------------------------------------------------
MCDONALDS CORP           CMN        580135101  20491000   717224  SH        SOLE          717224
------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP       CMN        63934E108   5479000   119500  SH        SOLE          119500
------------------------------------------------------------------------------------------------------------
NOKIA CORP             SPONSORED
                         ADR        654902204  10494000   517440  SH        SOLE          517440
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    CMN        655844108   5523000   250000  SH        SOLE          250000
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     CMN        G3223R108  26613000   311483  SH        SOLE          311483
------------------------------------------------------------------------------------------------------------
SELECT MEDICAL CORP      CMN        816196109  10354000   620000  SH        SOLE          620000
------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS       CLA        89420G109  24502000  1428708  SH        SOLE         1428708
------------------------------------------------------------------------------------------------------------
TJX COS INC              CMN        872540109  12633000   514353  SH        SOLE          514353
------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING CORP     CMN        Y8564W103  11575000   168000  SH        SOLE          168000
------------------------------------------------------------------------------------------------------------
VIACOM INC               CLB        925524308   8067000   205741  SH        SOLE          205741
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC     SPONSORED
                         ADR        92857W100  19120000   800000  SH        SOLE          800000
------------------------------------------------------------------------------------------------------------
K2 INC                   CMN        482732104  12630000   999999  SH        SOLE          999999
------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC        CMN        95707T100    838000    40000  SH        SOLE           40000
------------------------------------------------------------------------------------------------------------
